CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2022 $ / shares shares
Class A Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	600,000,000
Common stock shares issued	174,459,956
Common stock, shares outstanding (in shares)	174,459,956
Class B Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	27,000,000
Common stock shares issued	26,426,937
Common stock, shares outstanding (in shares)	26,426,937